CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Revenues	$ 33,434	$ 30,187	$ 25,467
Cost of revenues	26,481	22,668	19,741
Inventory write offs	443	36	2,235
Gross profit	6,510	7,483	3,491
Operating costs and expenses:
Research and development, net	403	372	360
Sales and marketing	4,273	4,068	5,426
General and administrative	2,252	1,786	2,004
Impairment of goodwill and other intangible assets (Notes 8, 9)	555		383
Total operating costs and expenses	7,483	6,226	8,173
Operating Profit (loss)	(973)	1,257	(4,682)
Financial expenses, net (Note 17a)	(2,241)	(961)	(606)
Other expenses, net (Note 2g)	(172)	(120)	(409)
Income (loss) before taxes on income	(3,386)	176	(5,697)
Tax benefit (taxes on income) (Note 16)	172	(5)	(329)
Net profit (loss) from continuing operations	(3,214)	171	(6,026)
Loss from discontinued operations		(806)	(3,075)
Net loss	$ (3,214)	$ (635)	$ (9,101)
Basic and diluted net earnings (loss) per share from continuing operations (Note 17b)	$ (1.14)	$ 0.07	$ (2.32)
Basic and diluted net loss per share from discontinued operations (Note 17b)		$ (0.31)	$ (1.18)
Basic and diluted net loss per share (Note 17b)	$ (1.14)	$ (0.24)	$ (3.5)